Share Capital and Other Components of Equity - Additional information (Detail)					1 Months Ended	12 Months Ended
	Feb. 20, 2026 shares	Sep. 24, 2025 USD ($) shares	Mar. 15, 2024 USD ($) shares	Jan. 31, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares $ / shares shares	Dec. 31, 2025 $ / shares	Sep. 24, 2025 $ / shares	Jun. 02, 2025 CAD ($)	Apr. 25, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 15, 2024 $ / shares	Dec. 31, 2023 $ / shares shares
Class of Stock [Line Items]
Preferred stock shares authorized unlimited						Unlimited		Unlimited
Preferred stock par value | $ / shares						$ 0	$ 0	$ 0	$ 0
Common stock shares authorized unlimited						Unlimited		Unlimited
Common stock par no par value | $ / shares						$ 0	$ 0	$ 0	$ 0
Stock issued during the period shares exercise of stock options | shares						186,340		18,760
Stock issued during period value stock options excercised						$ 639,597		$ 25,245
Share based compensation by share based award optinoss exercise din period weighted average exercise price | $ / shares									$ 4.71
Share based payments						$ 6,571,177		$ 2,120,887
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares exercise of stock options | shares						186,340		18,760
Stock issued during period value stock options excercised						$ 1,121,182		$ 41,149
Stock issued during period, shares, conversion of units | shares						550,000
Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period, value, conversion of units						$ 1,966,898
Euphraxia Pharma Inc [Member] | Common Class A [Member]
Class of Stock [Line Items]
Equity method investment number of shares owned | shares					4,275
Euphraxia Pharma Inc [Member] | Common Class A [Member] | Outstanding of AMDM Holdings [Member]
Class of Stock [Line Items]
Equity method investment ownership percentage					95.00%
Euphraxia Pharma Inc [Member] | Chief Scientific Officer [Member] | Class B Non Voting Stock [Member]
Class of Stock [Line Items]
Stock split ratio				2,500
AMDM Holdings [Member] | Euphraxia Pharma Inc [Member]
Class of Stock [Line Items]
Stock shares issued as a percentage of outstanding shares					5.00%
AMDM Holdings [Member] | Euphraxia Pharma Inc [Member] | Eupraxia USA [Member]
Class of Stock [Line Items]
Minority interest held					5.00%
AMDM Holdings [Member] | Euphraxia Pharma Inc [Member] | Chief Scientific Officer [Member] | Class B Non Voting Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares				225
Common stock shares issuable as a result of stock split | shares					562,500
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares						45,000
Share Capital						$ 281,711	$ 281,711
Omnibus Incentive Plan [Member]
Class of Stock [Line Items]
Stock issued during the period shares exercise of stock options | shares						186,340		18,760
Share based compensation by share based award optinoss exercise din period weighted average exercise price | $ / shares							$ 4.78		$ 1.9
Share based compensation by share based award aggregate term					10 years
Share based compensation by share based award vesting period					3 years
Share based payments						$ 870,009		$ 0
Options Outstandings | shares						7,462,605	7,462,605	5,307,870	5,307,870				258,450	5,307,870		3,518,250
Exercise prices | $ / shares										$ 5.93				$ 5.5		$ 6.27
Options repriced												5.05	5.05
Share-based payments						$ 120,082
Outstanding shares						18.5
Omnibus Incentive Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise prices | $ / shares													$ 8
Omnibus Incentive Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise prices | $ / shares													$ 6.75
Omnibus Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based payments						$ 7,886,098		$ 3,223,464
Non-vested stock options						$ 6,468,107	$ 6,468,107
Weighted-average period						2 years 9 months 3 days
Omnibus Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Non-restricted share units						$ 2,521,750	$ 2,521,750
Weighted-average period						2 years 11 months 15 days
RSU vesting, period						25
Omnibus Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation by share based award vesting percentage					(25.00%)
Private Placement [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares	7,607,145	14,636,363	8,260,435
Stock issued during the period value new issues		$ 80,499,997	$ 25,026,073					$ 31,705,219
Sale of stock issue price per share | $ / shares											$ 5.5				$ 4.1
Cash costs of issuing shares		1,909,090	943,435
Private Placement [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares								8,905,638
Stock issued during the period value new issues								$ 31,705,219
Over-Allotment Option [Member]
Class of Stock [Line Items]
Payments for underwriting expenses		$ 5,635,000	$ 1,501,564
Percentage of gross proceeds raised under the Offering		7.00%	6.00%
Legal fees		$ 200,000	$ 309,652
Payments of stock issuance costs		$ 773,888	$ 361,466
Excercise Of Warrants [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues | shares						879,900		80,243
Stock issued during the period value new issues						$ 1,527,834		$ 337,816
Class of warrants exercise price per share | $ / shares														$ 5.5
Transferred from additional paid-in capital to share capital						258,095		214,125
Excercise Of Options [Member]
Class of Stock [Line Items]
Transferred from additional paid-in capital to share capital						$ 481,585		$ 15,904